Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 12 Commitments and Contingencies

Purchase Obligations

U.S. Cellular has obligations payable under non-cancellable contracts, commitments for device purchases, network facilities and transport services, agreements for software licensing, long-term marketing programs, as well as certain agreements to purchase goods or services.  Where applicable, U.S. Cellular calculates its obligation based on termination fees that can be paid to exit the contract.  Future minimum payments required under these commitments are as follows:

Purchase
Obligations
(Dollars in millions)
2018	$1,177
2019	657
2020	73
2021	42
2022	21
Thereafter	31
Total	$2,001

Lease Commitments

U.S. Cellular and its subsidiaries have leases for office space, retail store sites, cell sites and equipment which are accounted for as operating leases.  Certain leases have renewal options and/or fixed rental increases.  Renewal options that are reasonably assured of exercise are included in determining the lease term.  Any rent abatements or lease incentives, in addition to fixed rental increases, are included in the calculation of rent expense and calculated on a straight-line basis over the defined lease term.  Rent expense totaled $166 million, $161 million and $153 million in 2017, 2016 and 2015, respectively.

U.S. Cellular and its subsidiaries are also the lessors for tower space which are accounted for as operating leases.  The leased assets are included in Property, plant and equipment on the Consolidated Balance Sheet.

As of December 31, 2017, future minimum rental payments required under operating leases and rental receipts expected under operating leases that have noncancellable lease terms in excess of one year were as follows:

	Operating Leases Future Minimum Rental Payments	Operating Leases Future Minimum Rental Receipts
(Dollars in millions)
2018	$145	$54
2019	133	45
2020	120	34
2021	107	21
2022	92	9
Thereafter	737	2
Total	$1,334	$165

Indemnifications

U.S. Cellular enters into agreements in the normal course of business that provide for indemnification of counterparties.  The terms of the indemnifications vary by agreement.  The events or circumstances that would require U.S. Cellular to perform under these indemnities are transaction specific; however, these agreements may require U.S. Cellular to indemnify the counterparty for costs and losses incurred from litigation or claims arising from the underlying transaction.  U.S. Cellular is unable to estimate the maximum potential liability for these types of indemnifications as the amounts are dependent on the outcome of future events, the nature and likelihood of which cannot be determined at this time.  Historically, U.S. Cellular has not made any significant indemnification payments under such agreements.

Legal Proceedings

U.S. Cellular is involved or may be involved from time to time in legal proceedings before the FCC, other regulatory authorities, and/or various state and federal courts.  If U.S. Cellular believes that a loss arising from such legal proceedings is probable and can be reasonably estimated, an amount is accrued in the financial statements for the estimated loss.  If only a range of loss can be determined, the best estimate within that range is accrued; if none of the estimates within that range is better than another, the low end of the range is accrued.  The assessment of the expected outcomes of legal proceedings is a highly subjective process that requires judgments about future events.  The legal proceedings are reviewed at least quarterly to determine the adequacy of accruals and related financial statement disclosures.  The ultimate outcomes of legal proceedings could differ materially from amounts accrued in the financial statements.

U.S. Cellular has accrued $1 million and less than $1 million with respect to legal proceedings and unasserted claims as of December 31, 2017 and 2016, respectively.  U.S. Cellular has not accrued any amount for legal proceedings if it cannot estimate the amount of the possible loss or range of loss.  U.S. Cellular is unable to estimate any contingent loss in excess of the amounts accrued.